Loans Payable (Tables)	12 Months Ended
Dec. 31, 2021
Loans Payable [Abstract]
Schedule of loans payable
	0.1% Loan	Related Party 6% Loans	LOC	Total
Balance, January 1, 2020	$-	$36,056	$58,787	$94,843
Issued during the year	22,828	-	2,506	25,334
Accretion	-	1,765	-	1,765
Effects of currency translation	1,700	3,505	5,686	10,891
Balance, December 31, 2020	$24,528	$41,326	$66,979	$132,833
Issued during the year	-	-	2,305	2,305
Extinguished during the year	-	-	(11,832)	(11,832)
Accretion	-	1,542	-	1,542
Effects of currency translation	(1,774)	(3,049)	(4,479)	(9,302)
Balance, December 31, 2021	$22,754	$39,819	$52,973	$115,546